Loss for the Year (Tables)	12 Months Ended
Dec. 31, 2022
Profit (loss) [abstract]
Summary of Detailed Information about Loss After Charging Expenses

	Years ended December 31,
	2020	2021	2022
	US$	US$	US$
Loss for the year has been arrived at after charging:

Staff costs:
Salaries and other allowances	11,185	18,871	14,966
Retirement benefits scheme contributions	536	749	662
Share-based payment expenses	4,510	8,122	3,582

Total staff costs	16,231	27,742	19,210
Depreciation of plant and equipment	117	133	162
Depreciation of right-of-use assets	472	528	593
Amortization of intangible assets	20	20	20
Impairment loss of an intangible asset	1,000	3,000	—
Other expense (note)	3,307	4,522	6,608